FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	3 Months Ended				12 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Derivative Financial Instrument Warrant Liabilities [Member]	Dec. 31, 2012 Derivative Financial Instrument Warrant Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instrument Warrant Liabilities [Member]	Dec. 31, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Fair Value Of Liabilities		$ 5,859,170	$ 259,881	$ 424,637	$ 0	$ 232,988	$ 283,931	$ 5,859,170	$ 26,893	$ 140,706
Changes in fair value					232,988	48,912		38,000	436,095
Debt Conversion Converted Instrument Amount Included In Debt Discount	$ 4,784,000